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                                                                    RULE 497(e)
                                    033-61122, 033-02460, 033-74092, 333-40309,
                                                333-00373, 333-90737,333-53836

               JEFFERSON NATIONAL LIFE INSURANCE COMPANY

               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT C
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT E
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT F
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT H
               JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT I

                    SUPPLEMENT DATED JUNE 17, 2004,
                                  TO
                     PROSPECTUS DATED MAY 1, 2004

Effective June 17, 2004, the Neuberger Berman AMT International Portfolio ("Portfolio") of the Neuberger Berman Advisers Management Trust is not available as an Investment Option under the Jefferson National Life Insurance Company variable annuity contracts.

Therefore, the sub-accounts investing in the Portfolio under your Jefferson National Life Insurance Company variable annuity contract, are closed to new monies.

PLEASE USE THIS SUPPLEMENT WITH THE MAY 1, 2004 PROSPECTUS. READ THIS SUPPLEMENT AND YOUR PROSPECTUS CAREFULLY AND KEEP BOTH DOCUMENTS TOGETHER FOR FUTURE REFERENCE.

JNL-PROS-S-6.04